Deposits (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Operating lease, security depsits	$ 518,765
Building [Member]
Operating lease, security depsits	43,310
Aircraft [Member]
Operating lease, security depsits	$ 475,455